Note 7 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2014	2013
Current:
Federal	$(2)	$(2)
State	75	99
	73	97
Deferred:
Federal	-	-
State	-	-
	-	-
	$73	$97

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$63	$63
Reserves not deductible until paid	269	236
Net operating loss carryforwards
Federal	2,252	1,851
State	726	604
Federal tax credit	340	296
Capital loss carryforward	10	10
Other	11	31
Gross deferred tax assets	3,671	3,091
Less valuation allowance	(1,418)	(942)
Deferred tax assets net of valuation allowance	$2,253	$2,149

Deferred tax liabilities:
Property and equipment	$(2,188)	$(2,141)
Other	(57)	-
Gross deferred tax liabilities	$(2,245)	$(2,141)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013
Income (loss) before income taxes	$(1,185)	$535
Less net loss attributable to non-controlling interest in subsidiary	(178)	-
Income (loss) before income taxes of Avalon Holdings Corporation common shareholders	(1,007)	535
Federal statutory rate	35%	35%
	(352)	187
State income taxes, net of federal income tax benefits	49	64
Change in valuation allowance	476	(54)
Increase in available federal tax credit	(44)	(47)
Other nondeductible expenses	49	52
Increase in net operating loss carryforward:
State	(122)	(77)
Federal	(9)	-
Other, net	26	(28)
	$73	$97